Schedule of Investments (unaudited)
July 31, 2025
 ClearBridge Select Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 96.9%
Communication Services — 2.1%
Entertainment — 1.0%
Live Nation Entertainment Inc.	242,659	$35,840,734 *
Interactive Media & Services — 1.1%
Reddit Inc., Class A Shares	249,100	40,002,969 *

Total Communication Services		75,843,703
Consumer Discretionary — 9.5%
Broadline Retail — 4.4%
Global-e Online Ltd.	810,424	26,865,556 *
MercadoLibre Inc.	54,532	129,452,969 *
Total Broadline Retail		156,318,525
Hotels, Restaurants & Leisure — 0.8%
Expedia Group Inc.	164,236	29,598,612
Specialty Retail — 3.2%
Burlington Stores Inc.	217,569	59,387,634 *
Lowe’s Cos. Inc.	235,097	52,560,636
Total Specialty Retail		111,948,270
Textiles, Apparel & Luxury Goods — 1.1%
Crocs Inc.	399,512	39,843,332 *

Total Consumer Discretionary		337,708,739
Consumer Staples — 8.4%
Beverages — 1.5%
Constellation Brands Inc., Class A Shares	93,411	15,603,373
Monster Beverage Corp.	620,420	36,449,675 *
Total Beverages		52,053,048
Consumer Staples Distribution & Retail — 6.1%
Casey’s General Stores Inc.	182,005	94,666,261
Grocery Outlet Holding Corp.	756,600	9,964,422 *
Performance Food Group Co.	1,131,487	113,601,295 *(a)
Total Consumer Staples Distribution & Retail		218,231,978
Household Products — 0.8%
Colgate-Palmolive Co.	351,200	29,448,120

Total Consumer Staples		299,733,146
Energy — 3.6%
Energy Equipment & Services — 1.7%
Baker Hughes Co.	1,332,794	60,042,370
Oil, Gas & Consumable Fuels — 1.9%
Diamondback Energy Inc.	151,900	22,581,454
Expand Energy Corp.	324,690	34,021,018
Venture Global Inc., Class A Shares	626,300	9,601,179
Total Oil, Gas & Consumable Fuels		66,203,651

Total Energy		126,246,021
Financials — 6.5%
Capital Markets — 5.0%
Charles Schwab Corp.	645,200	63,055,396
Intercontinental Exchange Inc.	281,600	52,048,128
See Notes to Schedule of Investments.

ClearBridge Select Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2025
 ClearBridge Select Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Capital Markets — continued
KKR & Co. Inc.	425,543	$62,376,093
Total Capital Markets		177,479,617
Financial Services — 1.5%
Chime Financial Inc., Class A Shares	278,394	9,579,538 *
Shift4 Payments Inc., Class A Shares	424,700	43,744,100 *
Total Financial Services		53,323,638

Total Financials		230,803,255
Health Care — 9.8%
Biotechnology — 2.6%
Argenx SE, ADR	63,300	42,431,889 *
Caris Life Sciences Inc.	414,863	11,649,353 *
Regeneron Pharmaceuticals Inc.	31,100	16,963,806
TG Therapeutics Inc.	474,200	16,834,100 *
Ultragenyx Pharmaceutical Inc.	117,860	3,219,935 *
Total Biotechnology		91,099,083
Health Care Equipment & Supplies — 2.1%
Insulet Corp.	190,913	55,059,309 *
Penumbra Inc.	79,000	19,929,330 *
Total Health Care Equipment & Supplies		74,988,639
Health Care Providers & Services — 2.7%
HealthEquity Inc.	492,286	47,751,742 *
Surgery Partners Inc.	1,594,774	35,005,289 *
UnitedHealth Group Inc.	53,200	13,276,592
Total Health Care Providers & Services		96,033,623
Health Care Technology — 0.8%
Doximity Inc., Class A Shares	511,838	30,070,482 *
Life Sciences Tools & Services — 1.6%
Charles River Laboratories International Inc.	231,048	39,194,983 *
ICON PLC	29,600	5,008,024 *
Medpace Holdings Inc.	28,400	12,132,480 *
Total Life Sciences Tools & Services		56,335,487

Total Health Care		348,527,314
Industrials — 15.5%
Aerospace & Defense — 2.4%
L3Harris Technologies Inc.	316,303	86,926,391
Air Freight & Logistics — 0.8%
GXO Logistics Inc.	587,025	29,181,013 *
Building Products — 1.0%
Trex Co. Inc.	552,485	35,491,636 *
Commercial Services & Supplies — 4.6%
Clean Harbors Inc.	123,200	29,051,792 *
Copart Inc.	1,452,040	65,820,973 *
Waste Connections Inc.	359,900	67,182,533
Total Commercial Services & Supplies		162,055,298
Construction & Engineering — 2.6%
Comfort Systems USA Inc.	68,600	48,246,380
See Notes to Schedule of Investments.

ClearBridge Select Fund 2025 Quarterly Report

 ClearBridge Select Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Construction & Engineering — continued
WillScot Holdings Corp.	1,496,260	$43,915,231
Total Construction & Engineering		92,161,611
Electrical Equipment — 1.6%
Vertiv Holdings Co., Class A Shares	393,783	57,334,805
Ground Transportation — 0.4%
Saia Inc.	43,700	13,207,888 *
Professional Services — 1.1%
Paylocity Holding Corp.	97,900	18,099,752 *
Verisk Analytics Inc.	80,300	22,380,413
Total Professional Services		40,480,165
Trading Companies & Distributors — 1.0%
United Rentals Inc.	38,300	33,816,602

Total Industrials		550,655,409
Information Technology — 37.9%
Electronic Equipment, Instruments & Components — 0.6%
Coherent Corp.	193,900	20,863,640 *
IT Services — 2.2%
Shopify Inc., Class A Shares	654,969	80,043,761 *
Semiconductors & Semiconductor Equipment — 8.7%
Lam Research Corp.	310,300	29,428,852
Lattice Semiconductor Corp.	141,700	7,060,911 *
NVIDIA Corp.	1,437,209	255,636,365
Qorvo Inc.	187,900	15,708,440 *
Total Semiconductors & Semiconductor Equipment		307,834,568
Software — 22.7%
Adobe Inc.	9,796	3,503,931 *
AppLovin Corp., Class A Shares	196,300	76,694,410 *
Autodesk Inc.	112,700	34,160,497 *
Brain Corp.	263,750	1,203,627 *(b)(c)(d)
CyberArk Software Ltd.	59,800	24,605,906 *
Databricks Inc., Series H	217,734	23,036,889 *(b)(c)(d)
Databricks Inc., Series I	89,795	9,500,572 *(b)(c)(d)
Databricks Inc., Series J	200,724	21,237,181 *(b)(c)(d)
Datadog Inc., Class A Shares	76,126	10,656,118 *
DataRobot Inc., Series F	279,847	886,195 *(b)(c)(d)
DocuSign Inc.	642,060	48,565,418 *
Fortinet Inc.	706,072	70,536,593 *
Gitlab Inc., Class A Shares	91,406	4,004,497 *
HubSpot Inc.	113,738	59,103,952 *
Klaviyo Inc., Class A Shares	251,659	7,826,595 *
Microsoft Corp.	360,600	192,380,100
Rubrik Inc., Class A Shares	142,200	13,501,890 *
SailPoint Inc.	809,378	18,081,505 *
SentinelOne Inc., Class A Shares	1,199,661	22,001,783 *
ServiceNow Inc.	136,028	128,290,727 *
Sprout Social Inc., Class A Shares	494,511	8,480,864 *
See Notes to Schedule of Investments.

ClearBridge Select Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2025
 ClearBridge Select Fund
(Percentages shown based on Fund net assets)
Security			Shares	Value

Software — continued
Varonis Systems Inc.			515,610	$28,786,506 *
Total Software				807,045,756
Technology Hardware, Storage & Peripherals — 3.7%
Apple Inc.			626,344	130,010,224

Total Information Technology				1,345,797,949
Materials — 0.8%
Construction Materials — 0.8%
Vulcan Materials Co.			108,200	29,719,294

Real Estate — 2.8%
Real Estate Management & Development — 1.9%
CBRE Group Inc., Class A Shares			443,571	69,081,747 *
Specialized REITs — 0.9%
SBA Communications Corp.			139,457	31,338,777

Total Real Estate				100,420,524
Total Common Stocks (Cost — $1,995,780,810)				3,445,455,354
	Rate	Maturity Date	Face Amount
Convertible Bonds & Notes — 0.8%
Communication Services — 0.8%
Entertainment — 0.8%
Live Nation Entertainment Inc., Senior Notes (Cost — $19,032,181)	3.125%	1/15/29	$18,356,000	27,622,109
			Shares
Preferred Stocks — 0.4%
Health Care — 0.3%
Life Sciences Tools & Services — 0.3%
Sartorius AG	0.397%		57,900	12,329,919 (b)(e)

Information Technology — 0.1%
Software — 0.1%
Brain Corp.	—		631,998	2,884,133 *(b)(c)(d)

Total Preferred Stocks (Cost — $16,660,689)				15,214,052
Total Investments before Short-Term Investments (Cost — $2,031,473,680)				3,488,291,515

Short-Term Investments — 1.8%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	4.127%		32,361,037	32,361,037 (f)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	4.219%		32,361,037	32,361,037 (f)(g)

Total Short-Term Investments (Cost — $64,722,074)				64,722,074
Total Investments — 99.9% (Cost — $2,096,195,754)				3,553,013,589
Other Assets in Excess of Liabilities — 0.1%				3,898,365
Total Net Assets — 100.0%				$3,556,911,954

See Notes to Schedule of Investments.

ClearBridge Select Fund 2025 Quarterly Report

 ClearBridge Select Fund
*	Non-income producing security.
(a)	All or a portion of this security is pledged as collateral for written options.
(b)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(c)	Security is valued using significant unobservable inputs (Note 1).
(d)	Restricted security (Note 3).
(e)	The rate shown represents the yield as of July 31, 2025.
(f)	Rate shown is one-day yield as of the end of the reporting period.
(g)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At July 31, 2025, the total market value of investments in Affiliated Companies was $32,361,037 and the cost was $32,361,037 (Note 2).

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
At July 31, 2025, the Fund had the following open written options contracts:
Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
Performance Food Group Co., Call (Premiums received — $182,552)	8/15/25	$100.000	1,201	$12,058,040	$(518,832)
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

ClearBridge Select Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
ClearBridge Select Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”). This may include using an independent third party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

ClearBridge Select Fund 2025 Quarterly Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Information Technology	$1,289,933,485	—	$55,864,464	$1,345,797,949
Other Common Stocks	2,099,657,405	—	—	2,099,657,405
Convertible Bonds & Notes	—	$27,622,109	—	27,622,109
Preferred Stocks:
Health Care	—	12,329,919	—	12,329,919
Information Technology	—	—	2,884,133	2,884,133
Total Long-Term Investments	3,389,590,890	39,952,028	58,748,597	3,488,291,515
Short-Term Investments†	64,722,074	—	—	64,722,074
Total Investments	$3,454,312,964	$39,952,028	$58,748,597	$3,553,013,589
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options	$518,832	—	—	$518,832

*
As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of October 31, 2024	Accrued premiums/ discounts	Realized gain (loss)	Change in unrealized appreciation (depreciation)[1]	Purchases
Common Stocks:
Information Technology	$25,381,962	—	—	$11,915,532	$18,566,970
Preferred Stocks:
Health Care	2,299,276	—	—	1,834,214	—
Information Technology	3,665,986	—	—	(781,853)	—
Total	$31,347,224	—	—	$12,967,893	$18,566,970

ClearBridge Select Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)

Investments in Securities (cont’d)	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of July 31, 2025	Net change in unrealized appreciation (depreciation) for investments in securities still held at July 31, 2025[1]
Common Stocks:
Information Technology	—	—	—	$55,864,464	$11,915,532
Preferred Stocks:
Health Care	$(4,133,490)	—	—	—	—
Information Technology	—	—	—	2,884,133	(781,853)
Total	$(4,133,490)	—	—	$58,748,597	$11,133,679

[1]
Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

The following table summarizes the valuation techniques used and unobservable inputs approved by the Valuation Committee to determine the fair value of certain material Level 3 investments. The table does not include Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information without adjustment (e.g., broker quotes, pricing services, net asset values).

	Fair Value at 7/31/25 (000’s)	Valuation Technique(s)	Unobservable Input(s)	Range/Weighted Average	Impact to Valuation from an Increase in Input*
Common Stocks	$53,775	Market comparable	Enterprise value / sales multiple	21.44x	Increase
			Discount for lack of marketability	7.67%	Decrease
		Market approach	Transaction price	$92.50	Increase
			Transaction price weight	25%	Decrease
* This column represents the directional change in the fair value of the Level 3 investments that would result in an increase from the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these unobservable inputs in isolation could result in significantly higher or lower fair value measurements.

2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended July 31, 2025. The following transactions were effected in such company for the period ended July 31, 2025.

	Affiliate Value at October 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$2,814,046	$277,614,886	277,614,886	$248,067,895	248,067,895

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2025
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$1,675,672	—	$32,361,037

ClearBridge Select Fund 2025 Quarterly Report

3. Restricted securities
The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are fair valued in accordance with procedures approved by the Board.

Security	Number of Shares	Acquisition Date	Cost	Fair Value at 7/31/2025	Value Per Share	Percent of Net Assets
Brain Corp., Common Shares	263,750	3/21	$1,152,587	$1,203,627	$4.56	0.03%
Brain Corp., Preferred Shares	631,998	4/20, 11/20	3,334,103	2,884,133	4.56	0.08
Databricks Inc., Series H, Common Shares	217,734	8/21	15,999,994	23,036,889	105.80	0.65
Databricks Inc., Series I, Common Shares	89,795	9/23	6,599,933	9,500,572	105.80	0.27
Databricks Inc., Series J, Common Shares	200,724	12/24	18,566,970	21,237,181	105.80	0.60
DataRobot Inc., Series F, Common Shares	279,847	10/20	3,677,749	886,195	3.17	0.02
			$49,331,336	$58,748,597		1.65%

ClearBridge Select Fund 2025 Quarterly Report